Other financial liabilities (Schedule of detailed information about changes in other financial liabilities at amortized cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Beginning balance	$ 54.9	$ 42.5
Net additions	18.6	17.3
Disbursements	(9.1)	(10.7)
Accretion	4.7	4.2
Effects of changes in foreign exchange	(0.7)	1.6
Ending balance	$ 68.4	$ 54.9